Additional disclosures - Preference Shares and Securities Detail (Details) € / shares in Units, € in Millions, £ in Millions, $ in Millions		12 Months Ended
	Mar. 19, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2014	Jan. 09, 2020 EUR (€)	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 EUR (€)		Sep. 29, 2017 EUR (€)	Jul. 03, 2017 € / shares	Apr. 25, 2017 EUR (€)	Sep. 02, 2014 EUR (€)	Mar. 05, 2014 EUR (€)	Jan. 29, 2014 USD ($)
Disclosure of detailed information about financial instruments [line items]
Notional amount						€ 362,464.0		€ 318,807.0
Initial interest rate term			6 years
Reference rate, after initial interest rate period				5-year Mid-Swap Rate
Par value per share | € / shares						€ 0.50					€ 0.50
FINANCIAL LIABILITIES AT AMORTISED COST
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 21,510.0			€ 21,062.0		23,820.0	[1]
Tier 1 Perpetual Subordinated Notes
Disclosure of detailed information about financial instruments [line items]
Common Equity Tier 1 Ratio (CET1) maximum threshold percentage for conversion of the subordinated issue															5.125%
Subordinated liabilities | FINANCIAL LIABILITIES AT AMORTISED COST
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			8,773.0			8,030.0		10,063.0
Preference Shares | FINANCIAL LIABILITIES AT AMORTISED COST
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			404.0			321.0		345.0
Preferred Securities | FINANCIAL LIABILITIES AT AMORTISED COST
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 8,369.0			€ 7,709.0		€ 9,717.0
Banco Santander (Brasil) S.A | Tier 1 Perpetual Subordinated Notes
Disclosure of detailed information about financial instruments [line items]
Notional amount | $															$ 1,248.0
Percentage of perpetual subordinated notes acquired															89.60%
Issuance by Santander UK plc in October 2005 | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £							£ 80.3
Issuance by Santander UK plc in October 2005 | Fixed interest rate | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)		10.375%				10.375%	10.375%
Issuance by Santander UK plc in February 1996 | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £							£ 80.3
Issuance by Santander UK plc in February 1996 | Fixed interest rate | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)		10.375%				10.375%	10.375%
Issuance by Santander Bank National Association in August 2000 | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $		$ 153.0
Issuance by Santander Bank National Association in August 2000 | Fixed interest rate | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)		12.00%				12.00%	12.00%
Issuance by Banco Santander S.A. in March 2014
Disclosure of detailed information about financial instruments [line items]
Notional amount					€ 1,500.0									€ 1,500.0
Interest rate (as a percent)		6.25%		6.25%		6.25%	6.25%
Initial interest rate term		5 years		5 years
Adjustment to reference rate, after initial interest rate period	4.10%		4.999%	5.41%
Reference rate, after initial interest rate period		5-year Mid-Swap Rate	5-year Mid-Swap Rate
Issuance by Banco Santander S.A. in March 2014 | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount						€ 1,500.0
Interest rate (as a percent)		6.25%				6.25%	6.25%
Issuance by Banco Santander S.A. in March 2014 | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period		5.41%				5.41%	5.41%
Issuance by Banco Santander S.A. in September 2014
Disclosure of detailed information about financial instruments [line items]
Notional amount													€ 1,500.0
Interest rate (as a percent)		6.25%		6.25%		6.25%	6.25%
Initial interest rate term		7 years		7 years
Adjustment to reference rate, after initial interest rate period				5.64%
Reference rate, after initial interest rate period		5-year Mid-Swap Rate		5-year Mid-Swap Rate
Issuance by Banco Santander S.A. in September 2014 | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount						€ 1,500.0
Interest rate (as a percent)		6.25%				6.25%	6.25%
Issuance by Banco Santander S.A. in September 2014 | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period		5.64%				5.64%	5.64%
Issuance by Banco Santander S.A. in April 2017
Disclosure of detailed information about financial instruments [line items]
Notional amount												€ 750.0
Interest rate (as a percent)			6.75%
Initial interest rate term		5 years	5 years
Adjustment to reference rate, after initial interest rate period			6.803%
Reference rate, after initial interest rate period		5-year Mid-Swap Rate
Issuance by Banco Santander S.A. in April 2017 | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)		6.75%				6.75%	6.75%
Issuance by Banco Santander S.A. in April 2017 | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount						€ 750.0
Interest rate (as a percent)		6.75%				6.75%	6.75%
Issuance by Banco Santander S.A. in April 2017 | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period		6.803%				6.803%	6.803%
Issuance by Banco Santander S.A. in September 2017
Disclosure of detailed information about financial instruments [line items]
Notional amount										€ 1,000.0
Interest rate (as a percent)			5.25%
Initial interest rate term		6 years
Reference rate, after initial interest rate period		5-year Mid-Swap Rate
Issuance by Banco Santander S.A. in September 2017 | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)		5.25%				5.25%	5.25%
Issuance by Banco Santander S.A. in September 2017 | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $		$ 1,000.0
Interest rate (as a percent)		5.25%				5.25%	5.25%
Issuance by Banco Santander S.A. in September 2017 | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period		4.999%				4.999%	4.999%
Issuance by Banco Santander S.A. in March 2018
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $	$ 1,500.0
Interest rate (as a percent)	4.75%
Initial interest rate term	7 years	7 years
Reference rate, after initial interest rate period		5-year Mid-Swap Rate
Issuance by Banco Santander S.A. in March 2018 | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)		4.75%				4.75%	4.75%
Issuance by Banco Santander S.A. in March 2018 | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount						€ 1,500.0
Interest rate (as a percent)		4.75%				4.75%	4.75%
Issuance by Banco Santander S.A. in March 2018 | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period		4.097%				4.097%	4.097%
Issuance by Banco Santander S.A. in February 2019
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term		5 years
Reference rate, after initial interest rate period		five-year Mid-Swap Rate
Issuance by Banco Santander S.A. in February 2019 | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)		7.50%				7.50%	7.50%
Issuance by Banco Santander S.A. in February 2019 | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount						€ 1,200.0
Interest rate (as a percent)		7.50%				7.50%	7.50%
Issuance by Banco Santander S.A. in February 2019 | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period		49890.00%				49890.00%	49890.00%
Issuance by Santander Finance Preferred S.A. in September 2004 | CMS10 | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount						€ 144.0
Interest rate (as a percent)		8.00%				8.00%	8.00%
Variable interest rate (as a percent)		0.05%				0.05%	0.05%
Issuance by Santander Finance Preferred S.A. in March 2007 | US3M | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount						€ 210.4
Variable interest rate (as a percent)		0.52%				0.52%	0.52%
Issuance by Santander Finance Preferred S.A. in July 2007 | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $		$ 4.9
Interest rate (as a percent)		7.01%				7.01%	7.01%

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).